Toreador International Fund
FUND SUMMARY Toreador International Fund
Investment Objective
The investment objective of the Toreador International Fund (the “International Fund”) is capital appreciation.
Fees and Expenses of the International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Toreador International Fund	Investor Class	Institutional Class
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Toreador International Fund		Investor Class	Institutional Class
Management Fees		1.15%	1.15%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan		0.14%	0.02%
Other Expenses		0.61%	0.61%
Total Other Expenses		0.75%	0.63%
Total Annual Fund Operating Expenses		2.15%	1.78%
Less Fee Waivers and/or Expense Reimbursements	[1]	(1.06%)	(0.94%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.09%	0.84%
[1]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the International Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.84% of the average daily net assets of the International Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the International Fund within three years following the date such waiver and/or reimbursement was made, provided that the International Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the Adviser and the Trust. Prior to February 1, 2018, the Adviser had agreed to limit the total expenses of the International Fund (with the same exclusions noted above) to 1.75% through August 31, 2019.

Example:

The following example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the International Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Toreador International Fund - USD ($)	ExpenseExampleYear01	ExpenseExampleYear03	ExpenseExampleYear05	ExpenseExampleYear10
Investor Class	111	571	1,057	2,399
Institutional Class	86	469	876	2,017

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year ended April 30, 2018, the International Fund’s portfolio turnover rate was 65.53% of the average value of its portfolio.

Principal Investment Strategies

The International Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities. Under normal market conditions, the International Fund will invest at least 80% of its net assets in securities of companies located outside the United States. This investment policy may be changed by the International Fund upon 60 days’ prior notice to shareholders. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The International Fund may invest in securities of companies in emerging and developing markets.

The foreign securities the International Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the International Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and ETFs. ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the International Fund's investment objective and strategies. By investing in other investment companies, the International Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the International Fund within the limits contained in the 1940 Act.

In selecting securities for the International Fund, the Adviser emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the International Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using the Adviser’s proprietary valuation techniques, whichever are appropriate. In addition, the Adviser may consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable.

In determining which portfolio securities to sell, the Adviser may consider, but is not limited to, the following: (1) if a security appreciates such that, as a total percentage of the International Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to International Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Principal Risks

The principal risk of investing in the International Fund is that the value of its investments are subject to market, economic and business risk that may cause the International Fund's NAV to fluctuate over time. Therefore, the value of your investment in the International Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the International Fund's investment objective. An investment in the International Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk – Since it purchases equity securities, the International Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the International Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the International Fund.

Market Risk – The value of securities in the International Fund’s overall portfolio will fluctuate and, as a result, the International Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Risks of Investment Selection and Asset Allocation – The International Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the International Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Companies and ETFs – The International Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the International Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the International Fund’s holdings at the most optimal time, which may result in a loss.

Foreign Investing – The International Fund invests in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the International Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging and Developing Markets – The International Fund also invests in securities of companies that trade in emerging and developing markets. The International Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general. In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts – In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Performance Information

The International Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the "Russia Fund "). On October 10, 2012, the Russia Fund’s name and investment policies were changed, and on December 27, 2012, shareholders approved a new investment advisory agreement with the Adviser on behalf of the International Fund.

The International Fund was reorganized on August 15, 2014 from a series of World Funds, Inc., a Maryland corporation (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the International Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the International Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows the International Fund’s annual returns for the Investor Class shares as of December 31, 2017. The performance of the International Fund’s Institutional Class shares will differ due to differences in expenses.

The table below shows how the International Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the International Fund. Past performance of the International Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the International Fund’s Investor Class shares.

Updated performance information is available by calling toll-free 800-673-0550.

Investor Class Year-by-Year Annual Returns as of December 31st Toreador International Fund Investor Class Total Return

During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was -9.38% (quarter ended September 30, 2015).

Year to date return as of June 30, 2018 was -3.68%.

Average Annual Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - Toreador International Fund	AverageAnnualReturnYear01	AverageAnnualReturnYear05	AverageAnnualReturnSinceInception	AverageAnnualReturnInceptionDate
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	25.03%	7.90%	7.31%
Investor Class				Dec. 27, 2012
Investor Class | Return Before Taxes	22.51%	6.71%	6.83%
Investor Class | Return After-Taxes on Distributions	22.26%	6.51%	2.44%
Investor Class | Return After-Taxes on Distributions and Sale of Fund Shares	12.74%	5.16%	1.95%
Institutional Class				Dec. 27, 2012
Institutional Class | Return Before Taxes	22.87%	6.99%	7.11%

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their International Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.